CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Comprehensive loss	$ (1,420)
Foreign currency translation adjustments [Member]
Comprehensive loss	(614)
Unrealized loss on forward contracts [Member]
Comprehensive loss	$ (806)